Note 27 - Contingencies, commitments and restrictions on the distribution of profits (Details Textual) R$ / shares in Units, R$ in Millions, $ in Millions					12 Months Ended	36 Months Ended
	Sep. 05, 2025	Jun. 06, 2025	Nov. 14, 2022	Oct. 09, 2018 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 USD ($)	May 06, 2026 shares	Dec. 31, 2025 USD ($)	May 06, 2025 shares	Apr. 30, 2024 shares	Jun. 24, 2022 USD ($)	Oct. 10, 2018 BRL (R$)	Oct. 10, 2018 USD ($)	Jan. 31, 2012 Subsidiaries R$ / shares shares
Disclosure of contingent liabilities [line items]
Cancellation Of Ordinary Shares | shares									90,762,598	17,779,302
Performance Guarantees Issued								$ 4,000.0
First Share Buyback Program [Member] | First tranche [member]
Disclosure of contingent liabilities [line items]
Cancellation Of Ordinary Shares | shares										17,779,302
First And Second Share Buyback Program [Member]
Disclosure of contingent liabilities [line items]
Cancellation Of Ordinary Shares | shares							90,762,598
Praxair S.A. [member]
Disclosure of contingent liabilities [line items]
Term of supply contract (Year)					14 years
Purchase commitments								24.8
Vestas Group [member]
Disclosure of contingent liabilities [line items]
Purchase commitments								$ 23.2
Techgen S.A. [member]
Disclosure of contingent liabilities [line items]
Proportion of power generation capacity					22.00%			22.00%
Usiminas [member]
Disclosure of contingent liabilities [line items]
Purchase commitments								$ 24.4
Usiminas [member] | Voestalpine Grobblech GmbH [member]
Disclosure of contingent liabilities [line items]
Purchase commitments								47.8
Ternium S.A. [member] | Transportadora de Gas del Norte S.A. [member]
Disclosure of contingent liabilities [line items]
Term of supply contract (Year)					25 years
Argentina
Disclosure of contingent liabilities [line items]
Dumping rate imposed		6.76%	78.30%
Mexico
Disclosure of contingent liabilities [line items]
Dumping rate imposed	26.10%		44.93%
Luxembourg
Disclosure of contingent liabilities [line items]
Percent of minimum transfer of net profit to legal reserve					5.00%
Percent of maximum issued share capital until which transfer of net profit to legal reserve					10.00%
Confab [member] | Chubb [member]
Disclosure of contingent liabilities [line items]
Payments for settlement				$ 3.5
Confab [member] | Veracel Celulose S.A. [member]
Disclosure of contingent liabilities [line items]
Settlement, amount ordered to pay, insurance deductible												R$ 121.0	$ 22.0
Settlement, amount ordered to pay, damages												R$ 103.8	$ 18.9
Mechanical and other pipe [member]
Disclosure of contingent liabilities [line items]
Loss of revenue to US						$ 49.6
Tax contingent liability [member] | Petroleo Brasileiro S.A. [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					R$ 201.7			36.7
Contingent liability for disgorgement and prejudgment interest [member]
Disclosure of contingent liabilities [line items]
Settlement, amount ordered to pay											$ 53.1
Contingent liability for civil penalty [member]
Disclosure of contingent liabilities [line items]
Settlement, amount ordered to pay											$ 25.0
CONFAB INDUSTRIAL S.A. and Ternium Subsidiaries [member] | Companhia Siderúrgica Nacional [member]
Disclosure of contingent liabilities [line items]
Professional fees expense | R$					R$ 5.0
Tag-along tender offer to non-controlling interests, percentage														80.00%
Tag-along tender offer to non-controlling interests (in BRL per share) | R$ / shares														R$ 28.8
Tag-along tender offer to non-controlling interests, shares (in shares) | shares														182,609,851
Ternium S.A. [member]
Disclosure of contingent liabilities [line items]
Number of subsidiaries | Subsidiaries														3
IPSCO Tubulars, Inc. | Commitments and guarantees
Disclosure of contingent liabilities [line items]
Term of supply contract (Year)					6 years
Term of supply contract, available extension					12 months
TENARIS BAY CITY, INC. [member] | Nucor Steel Memphis Inc. [member]
Disclosure of contingent liabilities [line items]
Term of supply contract (Year)					1 year
JFE Steel Corporation [member]
Disclosure of contingent liabilities [line items]
Purchase commitments								18.9
CONFAB INDUSTRIAL S.A. [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					R$ 632.5			$ 114.9
CONFAB INDUSTRIAL S.A. [member] | Companhia Siderúrgica Nacional [member]
Disclosure of contingent liabilities [line items]
Tag-along tender offer to non-controlling interests, contingent liability														17.90%